Regulatory capital requirements	12 Months Ended
Dec. 31, 2014
Regulatory Capital Requirements [Abstract]
Regulatory Capital Requirements under Banking Regulations [Text Block]

Note 28 – Regulatory capital requirements

The Corporation and its banking subsidiaries are subject to various regulatory capital requirements imposed by the federal banking agencies. Failure to meet minimum capital requirements can lead to certain mandatory and additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Corporation's consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Corporation must meet specific capital guidelines that involve quantitative measures of the Corporation's assets, liabilities, and certain off-balance sheet items as calculated under US GAAP, regulatory reporting requirements, and reporting standards. The Corporation's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weighting, and other factors.

Rules adopted by the federal banking agencies, as applicable to the Corporation and its banking subsidiaries as of December 31, 2014, provide that a depository institution will be deemed to be well capitalized if it maintained a leverage ratio of at least 5%, a Tier 1 risk-based capital ratio of at least 6% and a total risk-based ratio of at least 10%. Management has determined that at December 31, 2014 and 2013, the Corporation exceeded all capital adequacy requirements to which it is subject.

At December 31, 2014 and 2013, BPPR and BPNA were well-capitalized under the regulatory framework for prompt corrective action. At December 31, 2014, management believes that there were no conditions or events since the most recent notification from the Federal Reserve that could have changed the institution's category.

The Corporation has been designated by the Federal Reserve Board as a Financial Holding Company (“FHC”) and is eligible to engage in certain financial activities permitted under the Gramm-Leach-Bliley Act of 1999.

The following tables present the Corporation's risk-based capital and leverage ratios at December 31, 2014 and 2013.

	Actual		Capital adequacy minimum requirement
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2014
Total Capital (to Risk-Weighted Assets):
Corporation	$4,122,238	19.41%	$1,698,712	8%
BPPR	2,973,500	17.00	1,399,664	8
BPNA	1,216,065	35.77	271,952	8

Tier I Capital (to Risk-Weighted Assets):
Corporation	$3,849,891	18.13%	$849,356	4%
BPPR	2,749,051	15.71	699,832	4
BPNA	1,182,899	34.80	135,976	4

Tier I Capital (to Average Assets):
Corporation	$3,849,891	11.94%	$967,505	3%
			1,290,007	4
BPPR	2,749,051	10.63	775,566	3
			1,034,089	4
BPNA	1,182,899	20.01	177,376	3
			236,502	4

	Actual		Capital adequacy minimum requirement
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2013
Total Capital (to Risk-Weighted Assets):
Corporation	$4,761,555	20.42%	$1,865,494	8%
BPPR	2,607,018	14.76	1,413,292	8
BPNA	1,400,740	25.47	439,908	8

Tier I Capital (to Risk-Weighted Assets):
Corporation	$4,464,742	19.15%	$932,747	4%
BPPR	2,381,347	13.48	706,646	4
BPNA	1,331,471	24.21	219,954	4

Tier I Capital (to Average Assets):
Corporation	$4,464,742	12.85%	$1,042,384	3%
			1,389,845	4
BPPR	2,381,347	9.21	775,562	3
			1,034,083	4
BPNA	1,331,471	15.92	250,931	3
			334,575	4

The following table presents the minimum amounts and ratios for the Corporation's banks to be categorized as well-capitalized under prompt corrective action.

	2014		2013
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
Total Capital (to Risk-Weighted Assets):
BPPR	$1,749,580	10%	$1,766,615	10%
BPNA	339,939	10	549,885	10

Tier I Capital (to Risk-Weighted Assets):
BPPR	$1,049,748	6%	$1,059,969	6%
BPNA	203,964	6	329,931	6

Tier I Capital (to Average Assets):
BPPR	$1,292,611	5%	$1,292,604	5%
BPNA	295,627	5	418,219	5

In 2013, the Federal Reserve issued final Basel III capital rules that require banking organizations subject to the standardized approach, such as the Corporation and its banking subsidiaries, to meet revised minimum regulatory capital ratios beginning January 1, 2015, and begin the transition period for the revised definitions of regulatory capital and the revised regulatory capital adjustments and deductions, as well as comply with the standardized approach for determining risk-weighted assets.

Furthermore, the final Basel III capital rules require the phase out of non-qualifying Tier 1 capital instruments such as trust preferred securities. At December 31, 2014, the Corporation had $427 million in trust preferred securities outstanding. Beginning on January 1, 2015, approximately $320 million in principal amount of the trust preferred securities will no longer qualify for Tier 1 capital treatment, but instead will qualify for Tier 2 capital treatment. The Corporation anticipates that, by January 1, 2016, all $427 million of its outstanding trust preferred securities will lose Tier 1 capital treatment, and will be reclassified to Tier 2 capital.

Beginning January 1, 2016, the Basel III final rules introduce a phase-in capital conservation buffer of 2.5% of risk-weighted assets that is effectively layered on top of the minimum capital risk-based ratios, which places restrictions on the amount of retained earnings that may be used for distributions or discretionary bonus payments as risk-based capital ratios approach their respective “adequately capitalized minimums.”

The following table presents the capital requirements for a standardized approach banking organization under Basel III final rules.

			Minimum Capital Plus Capital Conservation Buffer
	Minimum Capital	Well-Capitalized	2016	2017	2018	2019
Common Equity Tier 1 to Risk-Weighted Assets	4.5%	6.5%	5.125%	5.750%	6.375%	7.000%
Tier 1 Capital to Risk-Weighted Assets	6.0	8.0	6.625	7.250	7.875	8.500
Total Capital to Risk-Weighted Assets	8.0	10.0	8.625	9.250	9.875	10.500
Leverage Ratio	4.0	5.0	N/A	N/A	N/A	N/A